Pension Plan and Employee Benefits, Unobservable Input Reconciliation (Details) - Pension Benefits [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2015
Predecessor [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation[Roll Forward]
Fair value of plan assets at beginning of year	$ 383,532		$ 412,803
Fair value of plan assets at end of year	398,515		383,532
Predecessor [Member] | Real estate funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation[Roll Forward]
Fair value of plan assets at beginning of year	17,890		18,792
Realized gains	71		9
Unrealized gains (losses)	89		(148)
Purchases	26		679
Sales	(205)		(1,442)
Fair value of plan assets at end of year	17,871		$ 17,890
Successor [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation[Roll Forward]
Fair value of plan assets at end of year	$ 398,515	$ 403,715
Successor [Member] | Real estate funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation[Roll Forward]
Fair value of plan assets at beginning of year		17,871
Realized gains		151
Unrealized gains (losses)		226
Purchases		570
Sales		(151)
Fair value of plan assets at end of year		$ 18,668